State Street Bank and Trust Company
Fund Administration Legal Division
4 Copley Place, 5th floor
Boston, MA 02116

March 3, 2011
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:	Office of Filings, Information & Consumer Service

Re:	MANAGED MUNICIPAL FUND, INC. (the “Registrant”)
File Nos.: 811-06023 and 033-32819

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I am transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and Statement of Additional Information, each dated March 1, 2011, do not differ from those contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 28, 2011 (Accession # 0001398344-11-000436).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Vice President and Managing Counsel